SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 14, 2025, which represents the date the financial statements were available to be issued, and no events, other than disclosed below have occurred through that date that would impact the consolidated financial statements.

Share Issuances

During April 2025 and May 2025, the Company issued an aggregate of 630,251 shares under the EPFA and received net proceeds in the amount of $507,815.

Amendment to Equity Purchase Facility Agreement

On May 5, 2025, the Company and ATW AI Infrastructure LLC entered into the Second Amendment and Restated Equity Purchase Facility Agreement (this “Agreement”). This Agreement amends the Equity Purchase Facility Agreement dated December 6, 2024 (the “Original Agreement”), as amended and restated on February 21, 2025 (the “Existing Agreement”).

The Second A&R EPFA, among other things, removes the prohibition in the Existing EPFA from the Company selling Shares to the Investor pursuant to an Advance Notice at a sales price below the Floor Price then in effect; however, the Company is still required to obtain the Investor’s consent prior to issuing an Advance Notice where the sales price is lower than 120% of the Floor Price then in effect. The Second A&R EPFA also removed the concept of the Minimum Acceptable Price (as defined in the Existing EPFA) and includes other conforming and administrative changes.

Amendments to Promissory Notes

On May 5, 2024, the Company and the Investor entered into amendments to the Promissory Notes (the “Amended Notes”) which, among other things, provides that the Company may elect to defer the principal portion of the monthly payments that are due to the Investor in May 2025 June 2025 or July 2025 until on or before the Maturity Date of the respective Promissory Note in exchange for the payment of a deferral fee (the “Deferral Fee”) equal to 2.0% of the outstanding Principal on each of the Promissory Notes payable monthly until the deferred principal payments are paid in full. The Deferral Fee is payable 50% in cash and 50% as an addition to the outstanding Principal amount on the applicable payment date. If the Company elects to defer the principal portion of the monthly payments that are due to the Investor in May 2025 June 2025 or July 2025, it is still required to make a cash payment for all accrued and unpaid interest outstanding on the principal of the respective Promissory Notes on the applicable due date. The Amended Notes also provide that, if the Company elects to defer the principal portion of the monthly payments that are due to the Holder in May 2025 June 2025 or July 2025, the Company’s failure to make the required interest payments for such months or to pay the Deferral Fee when due will constitute an Event of Default under the Promissory Notes.

Departure of Chief Financial Officer

On April 22, 2025, Michael J. Rugen resigned as the Chief Financial Officer of the Company with an effective date of May 31, 2025 (the “Effective Date”). Mr. Rugen’s resignation was not the result of any disagreement between him and the Company, the Board of Directors, or any committee of the Board of Directors of the Company on any matter.

On May 9, 2025, the Board of Directors approved Will Gray to serve as the interim Chief Financial Officer with an effective date of June 1, 2025.

NOTE 18. SUBSEQUENT EVENTS

Limited Liability Company Agreement

On January 21, 2025, the Company entered into a Limited Liability Company Agreement (the “LLC Agreement”) with SharonAI for the creation of Texas Critical Data Centers LLC, a Delaware limited liability company and joint venture of the Company and SharonAI (the “Joint Venture”). Pursuant to the terms of the LLC Agreement, the purpose of the Joint Venture is to engage in (i) the purchase, building, and development of a site in Texas with an initial 250 MW gas-fired power plant and corresponding data center, and (ii) the operation of this site and (iii) any and all lawful activities necessary or incidental thereto.

Each of the Company and SharonAI has contributed $75,000 to the Joint Venture and have a 50% membership interest in the Joint Venture, constituting the initial members of the Joint Venture. So long as a Member holds a membership interest in the Joint Venture, such Member may not withdraw or resign as a member prior to the dissolution and winding up of the Joint Venture, and any such withdrawal or resignation or attempted withdrawal or resignation will be null and void. Members are required to make additional capital contributions (each, an “Additional Capital Contribution”) as set forth in the LLC Agreement, and failure to make Additional Capital Contributions in accordance with the terms of the LLC Agreement entitle the non-defaulting Member to institute proceedings against the non-contributing Member (“Non-Contributing Member”), purchase such Non-Contributing Member’s membership interest, or force a sale of such Non-Contributing Member’s membership interest. No Member may transfer all or any portion of its membership interest without the written consent of the other Member unless such transfer is made pursuant to a Non-Contributing Member’s failure to make Additional Capital Contributions as set forth in the LLC Agreement. New Members of the Joint Venture may be admitted from time to time pursuant to the terms of the LLC Agreement. No real or personal property of the Joint Venture will be deemed to be owned by any of its Members individually and will be owned by, and title will be vested solely in, the Joint Venture. Each fiscal year, net income and net loss will be allocated amongst the Members pro rata in accordance with their membership interests in the Joint Venture. Distributions of the Joint Venture, following allowance for payment of Joint Venture obligations then due and payable, will be made to the members on at least a quarterly basis (unless the Board and members unanimously agree otherwise), pro rata in accordance with the Members’ percentage interests in the Joint Venture.

 Senior Secured Convertible Promissory Note

On January 16, 2025 (the “Issuance Date”), following the effectiveness of the Company’s Registration Statement on Form S-1, as amended, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 30, 2024, and pursuant to the terms of the EPFA, the Company issued another Senior Secured Convertible Promissory Note (the “Subsequent Note”) to the Investor in an aggregate principal amount of $3.0 million for an aggregate purchase price of $2.79 million after giving effect to a 7% original issue discount. The Subsequent Note is for a term of 15 months from the Issuance Date. Commencing on the ninetieth (90th) day following the Issuance Date and continuing on the same day of each successive calendar month until the entire outstanding principal amount has been repaid, the Company is required to make monthly payments to the holder of the Subsequent Note (the “Holder”). Each monthly payment will be in an amount equal to the sum of (i) one twelfth (1/12) of the initial aggregate principal of the Subsequent Note and all other notes issued pursuant to the EPFA, plus (ii) accrued and unpaid under the Subsequent Note as of each payment date. Interest accrues on the outstanding principal balance hereof at an initial annual rate equal to 10% (“Interest Rate”), which Interest Rate will increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined in the Subsequent Note).

Conversion Rights.

Conversion at Option of Holder. The Subsequent Note is convertible into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at the option of the Investor at an initial conversion price of $10.00 per share (the “Conversion Price”). Subject to certain exceptions outlined in the Subsequent Note, including, but not limited to, equity issuances in connection with its equity incentive plan and certain strategic acquisitions, if the Company sells, enters into an agreement to sell, or grants any option to purchase, or sells, enters into an agreement to sell, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition) any shares of Common Stock or any other securities that are at any time convertible into, or exercisable or exchangeable for, or otherwise entitle the holder thereof to receive, Common Stock, at an effective price per share less than the Conversion Price of the Subsequent Note then in effect, the Conversion Price will be reduced to equal the effective price per share in such dilutive issuance. The Conversion Price is also subject to a downward adjustment if an Event of Default occurs. The Conversion Price is subject to an initial floor price (the “Floor Price”) of $0.7176 per share of Common Stock; however, beginning on July 15, 2025 and on the same day of every six (6) months thereafter (each, a “Floor Price Reset Date”), the Floor Price will be reduced to 20% of the average volume weighted average price of the Common Stock for such trading day on the primary market of the Common Stock during regular trading hours as reported by Bloomberg L.P. (the “VWAP”) during the five (5) trading days immediately prior to such Floor Price Reset Date. Additionally, the Company may reduce the Floor Price to any amount set forth in a written notice to the Holder, provided that any such reduction will be irrevocable and will not be subject to increase thereafter. The Company may prepay the Subsequent Note at its option, upon thirty (30) business days written notice, by paying a 10% redemption premium.

Redemption Rights.

At any time, the Company may redeem in cash all, or any portion, of the Subsequent Note, in an amount equal to the outstanding principal balance being redeemed, plus a 10% premium in respect of such principal amount, plus all accrued and unpaid interest, if any, on such principal amount.

Event of Default Conversion. From and after the occurrence of an Event of Default, the Holder may elect to convert the Subsequent Note into shares of the Common Stock at the “Event of Default Conversion Price,” which is equal to the lower of:

●	The Conversion Price then in effect; and
●	90% of the lowest VWAP of the Common Stock during the ten (10) consecutive trading days immediately prior to the date on which we received written notice of such conversion from such holder, subject to the Floor Price.

Limitations on Conversion. A Holder shall not have the right to convert any portion of the Subsequent Note to the extent that, after giving effect to such conversion, the Holder (together with its related parties) would beneficially own in excess of 4.99% (the “Maximum Percentage”) of shares of our Common Stock outstanding immediately after giving effect to such conversion. The Maximum Percentage may be raised or lowered to any other percentage not in excess of 9.99%, at the option of the Holder, except that any increase will only be effective upon 61 days’ prior written notice to the Company.

Amended and Restated Equity Purchase Facility Agreement

On February 21, 2025, the Company and the Investor entered into an Amended and Restated Equity Purchase Facility Agreement (the “A&R EPFA”), which amends and restates the Existing EPFA in its entirety. Capitalized terms used herein and not defined herein have the meanings ascribed thereto in the A&R EPFA.

The A&R EPFA provides, among other things, that for so long as any amount remains outstanding under the Promissory Notes, if the Company submits an Advance Notice (as defined in the A&R EPFA), then the aggregate purchase price owed to the Company from such Advance Notice (the “Advance Proceeds”) shall be paid by the Investor to the Company and used by the Company in accordance with Section 7.15 of the A&R EPFA; provided, however, that any such Advance Notice that is submitted during any thirty (30) calendar day period preceding the date on which the Company is required to make a monthly payment pursuant to Sections 1(b) and 1(d) of the Promissory Notes (each such payment, a “Note Payment”), then without the prior written consent of the Investor, the Company may only submit such Advance Notice, if the Advance Proceeds are paid by the Investor by offsetting the amount of the Advance Proceeds against the full amount of the applicable Note Payment (first towards accrued and unpaid interest, then towards Payment Premiums (as defined in the Promissory Notes) (if applicable), and then towards outstanding principal), with any remaining Advance Proceeds to be paid by the Investor in cash to the Company and used by the Company in accordance with Section 7.15 of the A&R EPFA. Furthermore, if there is any default under the Promissory Notes, the Company may only submit an Advance Notice with the prior consent of the Investor.

Under the terms of the A&R EPFA, the price per Advance Share (as defined in the A&R EPFA) is set at the product obtained by multiplying the market price by 95%. In the event of a Regular Purchase Pricing Period (as defined in the A&R EPFA), the Company may elect to set the minimum price per Advance Share (the “Minimum Acceptable Price”) for such Advance Notice, however, if no Minimum Acceptable Price is selected, the Minimum Acceptable Price will automatically be set at a price equal to the Floor Price (as defined in the A&R EPFA) then in effect multiplied by 105.3%. In the event of an Accelerated Purchase Pricing Period (as defined in the A&R EPFA), the Minimum Acceptable Price shall always equal the Floor Price then in effect multiplied by 105.3%. Each trading day during a Pricing Period (as defined in the A&R EPFA) that is an Excluded Day (as defined in the A&R EPFA), shall result in an automatic reduction to the number of Advance Shares set forth in such Advance Notice by (i) in the event of a Regular Purchase Pricing Period, one-third for each such Excluded Day, (ii) in the event of an Accelerated Purchase Pricing Period, (A) with respect to an Equity

Condition Excluded Day (as defined in the A&R EPFA), 100% or (B) with respect to a MAP Excluded Day (as defined in the A&R EPFA), 16% for each MAP Event (as defined in the A&R EPFA) in the applicable Accelerated Purchase Pricing Period. The A&R EPFA also provides that in no event may the Purchase Price be lower than the Floor Price then in effect and the Company may not submit an Advance Notice, without the consent of the Investor, if the market price of the Company’s common stock immediately prior to submission is lower than 120% of the Floor Price then in effect.

Pursuant to the terms of the A&R EPFA, the Floor Price is currently set at $0.7176 per Common Share, which is equal to 20% of the average five-day VWAP of the Common Shares on January 15, 2025, which is the date the Company’s resale registration statement on Form S-1 was declared effective. The A&R EPFA further provides that, beginning on July 15, 2025 and on the same day of every six (6) months thereafter (each, a “Floor Price Reset Date”), the Floor Price shall be adjusted (downwards only) to 20% of the average VWAP of the common stock during the five (5) trading days immediately prior to such Floor Price Reset Date. Notwithstanding the foregoing and subject to the rules and regulations of the Nasdaq Stock Market LLC, the Company may reduce the Floor Price then in effect to any amount set forth in a written notice to the Investor; provided that such reduction shall be irrevocable and shall not be subject to increase thereafter.

Letter of Intent

On February 27, 2025, the Company issued a press release announcing its intention, along with its joint venture partner, Sharon AI, Inc., to acquire a 200-Acre Site for 250MW Net-Zero AI Data Center in the Permian Basin.

Notice of Delisting

On March 4, 2025, the Company received a letter from Nasdaq (the “Notice”) which notified the Company that, for 30 consecutive business days, the Company’s market value of listed securities (“MVLS”) closed below the $50,000,000 MVLS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “MVLS Rule”).

In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has 180 calendar days, or until September 2, 2025 (the “MVLS Compliance Period”), to regain compliance with the MVLS Rule. The Notice notes that, to regain compliance, the Company’s MVLS must close at or above $50,000,000 for a minimum of ten consecutive business days during the MVLS Compliance Period. The Notice further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by the end of the MVLS Compliance Period, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

Share Issuances

The Company issued the following shares under the EPFA:

●	800,000 shares issued on January 22, 2025, at approximately $2.64 per share for an aggregate of $2,112,800.
●	15,000 shares issued on January 31, 2025, at approximately $2.67 per share for an aggregate of $40,042.
●	20,000 shares issued on February 25, 2025, at approximately $2.28 per share for an aggregate amount of $45,600.

The Company also issued 125,000 shares on February 6, 2025. These shares were approved by the Board of Directors on January 14, 2025 related to work performed during 2024.